Shareholder Fees {- Fidelity Convertible Securities Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Convertible Securities Fund - Retail PRO-08 | Fidelity Convertible Securities Fund
Shareholder Fees:
(fees paid directly from your investment)	none